Changes in accounting policies	12 Months Ended
Dec. 31, 2019
Changes in accounting policies
Changes in accounting policies

3 Changes in accounting policies

Starting from January 1, 2019, Eni has applied IFRS 16 (hereinafter IFRS 16), which replaces IAS 17 and related interpretations. In particular, IFRS 16 eliminates the classification of leases as either operating leases or finance leases for the preparation of lessees’ financial statements. Conversely, a lessor continues to classify its leases as either operating leases or finance leases. IFRS 16 enhances disclosures both for lessees and lessors.

With reference to the lessee’s primary financial statements, starting from January 1, 2019:

•	on the balance sheet, right-of-use assets and lease liabilities are recognised and presented separately from other assets and other liabilities;
•

in the profit and loss account, depreciation charges and any impairment losses/write-offs of the right-of-use asset are recognised within operating expenses and the interest expense on the lease liability, if not capitalised, is recognised within finance expense rather than recognising the operating lease payments within operating expenses under IAS 17. The depreciation charges of the right-of-use asset and the interest expenses on the lease liability directly attributable to the construction of an asset are capitalised as part of the cost of such asset and subsequently recognised in the profit and loss account through depreciation/impairments or write-off, mainly in the case of exploration assets. Moreover, the profit and loss account includes: (i) the expenses relating to short-term leases and low-value leases; (ii) the expenses relating to variable lease payments that are not included in the measurement of the lease liability (e.g. payments that depend on the use of the underlying asset); and (iii) the expenses relating to any non-lease components accounted for separately from the lease component;

•

in the statement of cash flows, cash payments for the principal portion of the lease liability are classified within financing activities, whereas interest expense is classified within operating activities, if they are recognised in the profit and loss account, or within investing activities if they are capitalised in reference to leased assets that are used for the construction of other assets.[33] Consequently, compared to the requirements of IAS 17 related to operating leases, the adoption of IFRS 16 has a significant impact in the statement of cash flows, by determining: (a) an improvement of the net cash provided by operating activities, which no longer includes operating lease payments, not capitalised, but only includes the cash payments for the interest portion of the lease liability that are not capitalised[34] ; (b) an improvement of the net cash used in investing activities, which no longer includes capitalised lease payments, but only includes cash payments for the capitalised interest portion of the lease liability; and (c) a worsening in the net cash used in financing activities, which includes cash payments for the principal portion of the lease liability.

The adoption of the new requirements affects most of the Group companies; in terms of amounts and/or volumes, the main cases are the following: (i) in the Exploration & Production segment, contracts for the lease of drilling rigs and floating production storage and offloading vessels (the so-called FPSOs); (ii) in the Refining & Marketing and Chemical segment, highway concessions, leases of land, service stations for the sale of oil products, as well as the car fleet dedicated to the car sharing business (enjoy); (iii) in the Gas & Power segment, leases of vessels used for shipping activities and gas distribution facilities, as well as tolling contracts; (iv) for Corporate activities, leases of property.

[33]     The prepayments for right-of-use assets, made before the commencement date of lease contracts, are classified within investing activities.

[34]     The net cash provided by operating activities will include also: (i) short-term lease payments and payments for low-value leases; (ii) variable lease payments not included in the measurement of lease liabilities; and (iii) payments for non-lease components.

IFRS 16 has been applied, starting from January 1, 2019, by recognising, as allowed by the transition requirements of the accounting standard, the cumulative effect of the initial application as an adjustment to the opening balance of equity at January 1, 2019, with no restatement of comparative information (the so-called modified retrospective approach). In particular, the adoption of IFRS 16 resulted in the recognition of right-of-use assets for €5.7 billion and lease liabilities for €5.8 billion; the amount of the lease liabilities includes also the payables for lease fees outstanding at January 1, 2019, previously classified as trade payables. Such impacts take into account the indications of the IFRS Interpretations Committee according to which, in the case of unincorporated joint operations, the operator recognises the entire lease liability, as, by signing the contract, it has primary responsibility for the liability towards the third-party supplier. Therefore, if based on the contractual provisions and any other relevant facts and circumstances, Eni has primary responsibility, it recognises on the balance sheet: (i) the entire lease liability and (ii) the entire right-of-use asset, unless, based on the contractual provisions, there is a sublease with the followers. In particular, the amount of the lease liabilities at January 1, 2019, includes the share of the lease liabilities corresponding to the followers’ working interest for €2.0 billion, while the Eni working interest is €3.7 billion.

On initial application, Eni has elected to apply the following practical expedients allowed by IFRS 16:

•

possibility to not reassess each contract existing at January 1, 2019, by applying IFRS 16 to all contracts previously identified as leases (under IAS 17 and IFRIC 4), while not applying IFRS 16 to contracts that were not previously identified as leases;

•

for contracts previously classified as operating leases, possibility to measure the right-of-use asset at an amount equal to the lease liability, adjusted, if necessary, by any prepaid amounts already recognised on the balance sheet;

•

as an alternative to performing an impairment review, possibility to adjust the right-of-use asset, existing at January 1, 2019, by the amount of any provision for onerous lease contracts recognised at December 31, 2018;

•	possibility to exclude initial direct costs from the measurement of the right-of-use asset at January 1, 2019.

Moreover, on transition, Eni has elected to not consider leases for which the lease term ends within 12 months of January 1, 2019 as short-term leases.

The breakdown of the abovementioned quantitative effects and reclassifications deriving from the initial application, as at January 1, 2019, of IFRS 16, is as follows:

(€ million)	December 31,	Adoption of	Reclassifications	Total effect of the	As restated
Selected line items only	2018	IFRS 16	IFRS 16	first application	January 1, 2019
Current assets	39,450		(12)	(12)	39,438
of which: Trade and other receivables	14,101		(12)	(12)	14,089

Non-current assets	78,628	5,656	(13)	5,643	84,271
of which: Property, plant and equipment	60,302		(46)	(46)	60,256
of which: Right-of-use assets		5,656	33	5,689	5,689

Assets held for sale	295		13	13	308

Current liabilities	28,382	665	(15)	650	29,032
of which: Current portion of long-term debt	3,601		(16)	(16)	3,585
of which: Current portion of long-term lease liabilities		665	129	794	794
of which: Trade and other payables	16,747		(128)	(128)	16,619

Non-current liabilities	38,859	4,991	(10)	4,981	43,840
of which: Long-term debt	20,082		(36)	(36)	20,046
of which: Long-term lease liabilities		4,991	26	5,017	5,017

Liabilities directly associated with assets held for sale	59		13	13	72

The reconciliation between the amount of future minimum lease payments under non-cancellable operating leases at December 31, 2018, discounted using the lessee's incremental borrowing rate at the date of initial application of IFRS 16, and the opening balance of the lease liabilities at January 1, 2019, is provided below:

(€ billion)
Future minimum lease payments under non-cancellable operating leases at December 31, 2018	4.0
– Recognition of the shares of leases related to followers	2.0
– Effect of discounting	(1.5)
– Extension options	1.2
– Other changes	0.1
Lease liability at January 1, 2019	5.8

In particular, the weighted average discount rate used to measure the lease liabilities as at January 1, 2019 is equal to 6.8%.

Moreover, starting from January 1, 2019 the following IFRSs are effective:

(i)

the amendments to IAS 28 “Long-term Interests in Associates and Joint Ventures”, which clarify that entities account for any financing receivables towards an associate or joint venture, for which settlement is neither planned nor likely to occur in the foreseeable future (the so-called long-term interests) that, in substance, form part of the entity’s net investment in the investee, using the requirements of IFRS 9, including those related to impairment. These amendments did not have a significant impact on the Consolidated Financial Statements;

(ii)

IFRIC 23 “Uncertainty over Income Tax Treatments”, which clarifies the accounting for (current and/or deferred) tax assets and liabilities when there is uncertainty over income tax treatments. In particular, if there is uncertainty over income tax treatments, if the company concludes it is probable that the taxation authority will accept an uncertain tax treatment, it determines the (current and/or deferred) income taxes to be recognised in the financial statements consistent with the tax treatment used or planned to be used in its income tax filings. Conversely, if the company concludes it is not probable that the taxation authority will accept an uncertain tax treatment, the company reflects the effect of uncertainty in determining the (current and/or deferred) income taxes to be recognised in the financial statements. IFRIC 23 did not have a significant impact on the measurement of income taxes. Nevertheless, with reference to the presentation on the primary financial statements, in September 2019, the IFRS Interpretations Committee has indicated that the uncertain tax assets and liabilities shall be presented in the line items where income tax assets and income tax liabilities are recognised, and not in other line items. In this regard, as the uncertain tax liabilities include also the provisions for litigation concerning income taxes, these provisions have been reclassified out of the line item “Provisions” into the new line item “Income tax liabilities” within the non-current section of the balance sheet. Moreover, the balance sheet has been integrated with the new line items “Income tax assets”, within the non-current section, to present assets (other than deferred tax assets) related to income taxes, in specific, and not residual, line items.[35]

Furthermore, starting from 2019, on the balance sheet, within the current section, the line items “Other tax receivables” and “Other tax payables” have been deleted and the related amounts have been reclassified into the line items “Other assets” and “Other liabilities”. This change has been carried out because the separate presentation is not considered useful to understand the Group’s financial position.

The balance sheet as at January 1, 2018 has been presented due to the material effect of such reclassifications.

35      In previous reporting periods, income tax receivables and income tax payables were recognised within the non-current section of the balance sheet, respectively, in the line items “Other assets” and “Other liabilities”.